DISCONTINUED OPERATIONS - Carrying Values and Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Carrying Value, Cash and cash equivalents	$ 264,524	$ 235,801	$ 347,749	$ 132,724
Carrying Value, U.S. dollar denominated floating rate debt	$ 806,456	517,575
Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Carrying Value, Cash and cash equivalents		61,144
Fair Value, Cash and cash equivalents		61,144
Carrying Value, U.S. dollar denominated floating rate debt		363,500
Fair Value, U.S. dollar denominated floating rate debt		363,500
Level 1 [Member] | Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value, Cash and cash equivalents		61,144
Fair Value, U.S. dollar denominated floating rate debt		0
Level 2 [Member] | Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value, Cash and cash equivalents		0
Fair Value, U.S. dollar denominated floating rate debt		363,500
Level 3 [Member] | Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value, Cash and cash equivalents		0
Fair Value, U.S. dollar denominated floating rate debt		$ 0